Concentration of Credit Risk, Major Customers and Suppliers	12 Months Ended
Mar. 31, 2012
Concentration of Credit Risk, Major Customers and Suppliers [Abstract]
Concentration of Credit Risk, Major Customers and Suppliers

5. Concentration of Credit Risk, Major Customers and Suppliers

Financial instruments that subject the Company to concentration of credit risk are cash and cash equivalents and receivables. As part of its ongoing procedures, the Company monitors its concentration of deposits with various financial institutions in order to avoid any undue exposure. The Company mitigates its risk by depositing cash and cash equivalents in major financial institutions. With respect to certain of its receivables, the Company mitigates its credit risk through the assignment of receivables to a factor (as demonstrated in the above table in “Credit risk assumed by factors”). For the years ended March 31, 2012, April 2, 2011, and April 3, 2010, net sales related to one customer, within the Company’s wholesale segment, accounted for approximately 13%, 14%, and 15%, respectively, of total revenue. The accounts receivable related to this customer were fully factored for all three fiscal years.

The Company contracts for the purchase of finished goods with independent third-party contractors, whereby the contractor is generally responsible for all manufacturing processes, including the purchase of piece goods and trim. Although the Company does not have any long-term agreements with any of its manufacturing contractors, the Company believes it has mutually satisfactory relationships with them. The Company allocates product manufacturing among agents and contractors based on their capabilities, the availability of production capacity, quality, pricing and delivery. The inability of certain contractors to provide needed services on a timely basis could adversely affect the Company’s operations and financial condition. The Company has relationships with various agents who source the Company’s finished goods with numerous contractors on the Company’s behalf. For the year ended March 31, 2012, one agent sourced approximately 17.0% and one contractor accounted for approximately 31.0% of the Company’s finished goods purchases.